Stock Based Compensation (Detail Textuals 3) - Restricted stock units	12 Months Ended
Sep. 30, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized expense | $	$ 12,527,573
Period for recognition of unamortized expense	1 year 6 months 11 days
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	387,868
Remaining number of shares vested in period	708,303
Vesting on each of first and second anniversaries of recipient's grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	525,999
Vesting percentage	50.00%
One-third vesting on each of first, second, and third anniversaries of recipient's hire date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	21,738
Description of vesting percentage	one-third vesting
Vesting on each of third and fourth anniversaries of recipient's hire date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	160,566
Vesting percentage	50.00%